Deferred income	6 Months Ended
Jun. 30, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred income
20 Deferred income
As of June 30, 2024 deferred income included contract liabilities related to payments received from customers in advance for goods that have been ordered but are not yet delivered amounting to USD14,943 thousand (December 31, 2023: USD2,712 thousand), variable consideration deferred amounting to USD1,231 thousand (December 31, 2023: nil) and USD186 thousand (December 31, 2023: USD390 thousand) related to a depositary fee from BNY Mellon, deferred over the course of 5 years which will end in 2024.